Distribution Date:	05/17/22	CSAIL 2017-C8 Commercial Mortgage Trust
Determination Date:	05/11/22
Next Distribution Date:	06/17/22
Record Date:	04/29/22	Commercial Mortgage Pass-Through Certificates
Series 2017-C8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5-7
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	8
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	9	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Cash Flows	10		Job Warshaw		jwarshaw@lnrpartners.com
Bond / Collateral Reconciliation - Balances	11		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Current Mortgage Loan and Property Stratification	12-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	17-18
			David Rodgers	(212) 230-9090
Mortgage Loan Detail (Part 2)	19-20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	23				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	27
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12595BAA9	1.930150%	17,863,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12595BAB7	2.985510%	163,585,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12595BAE1	3.185740%	30,449,000.00	30,448,592.26	483,124.36	80,834.42	0.00	0.00	563,958.78	29,965,467.90	38.96%	30.00%
A-3	12595BAC5	3.126580%	142,336,000.00	137,824,047.57	35,800.96	359,098.26	0.00	0.00	394,899.22	137,788,246.61	38.96%	30.00%
A-4	12595BAD3	3.391950%	213,505,000.00	213,505,000.00	0.00	603,498.57	0.00	0.00	603,498.57	213,505,000.00	38.96%	30.00%
A-S	12595BBF7	3.615270%	84,147,000.00	84,147,000.00	0.00	253,511.77	0.00	0.00	253,511.77	84,147,000.00	25.48%	19.63%
B	12595BAH4	3.917670%	44,608,000.00	44,608,000.00	0.00	145,632.85	0.00	0.00	145,632.85	44,608,000.00	18.34%	14.13%
C	12595BAJ0	4.291586%	33,457,000.00	33,457,000.00	0.00	119,652.99	0.00	0.00	119,652.99	33,457,000.00	12.99%	10.00%
D	12595BAK7	4.441586%	32,442,000.00	32,442,000.00	0.00	120,078.27	0.00	0.00	120,078.27	32,442,000.00	7.79%	6.00%
E	12595BAM3	4.441586%	18,248,000.00	18,248,000.00	0.00	67,541.71	0.00	0.00	67,541.71	18,248,000.00	4.87%	3.75%
F	12595BAP6	4.441586%	7,097,000.00	7,097,000.00	0.00	26,268.28	0.00	0.00	26,268.28	7,097,000.00	3.73%	2.88%
NR	12595BAR2	4.441586%	23,318,563.00	23,318,563.00	0.00	37,667.17	0.00	0.00	37,667.17	23,318,563.00	0.00%	0.00%
Z	12595BAT8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12595BAV3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
85BD-A	12595BAX9	3.676950%	7,000,000.00	7,000,000.00	0.00	21,448.88	0.00	0.00	21,448.88	7,000,000.00	90.28%	90.28%
85BD-B	12595BBB6	3.676950%	33,000,000.00	33,000,000.00	0.00	101,116.13	0.00	0.00	101,116.13	33,000,000.00	44.44%	44.44%
85BD-C	12595BBD2	3.676950%	32,000,000.00	32,000,000.00	0.00	98,052.00	0.00	0.00	98,052.00	32,000,000.00	0.00%	0.00%
Regular SubTotal			883,055,563.00	697,095,202.83	518,925.32	2,034,401.30	0.00	0.00	2,553,326.62	696,576,277.51

X-A	12595BAF8	1.101278%	651,885,000.00	465,924,639.83	0.00	427,593.84	0.00	0.00	427,593.84	465,405,714.51
X-B	12595BAG6	0.363663%	78,065,000.00	78,065,000.00	0.00	23,657.82	0.00	0.00	23,657.82	78,065,000.00
Notional SubTotal			729,950,000.00	543,989,639.83	0.00	451,251.66	0.00	0.00	451,251.66	543,470,714.51

Deal Distribution Total					518,925.32	2,485,652.96	0.00	0.00	3,004,578.28

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12595BAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12595BAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12595BAE1	999.98660908	15.86667411	2.65474794	0.00000000	0.00000000	0.00000000	0.00000000	18.52142205	984.11993497
A-3	12595BAC5	968.30069392	0.25152428	2.52289133	0.00000000	0.00000000	0.00000000	0.00000000	2.77441561	968.04916964
A-4	12595BAD3	1,000.00000000	0.00000000	2.82662500	0.00000000	0.00000000	0.00000000	0.00000000	2.82662500	1,000.00000000
A-S	12595BBF7	1,000.00000000	0.00000000	3.01272499	0.00000000	0.00000000	0.00000000	0.00000000	3.01272499	1,000.00000000
B	12595BAH4	1,000.00000000	0.00000000	3.26472494	0.00000000	0.00000000	0.00000000	0.00000000	3.26472494	1,000.00000000
C	12595BAJ0	1,000.00000000	0.00000000	3.57632155	0.00000000	0.00000000	0.00000000	0.00000000	3.57632155	1,000.00000000
D	12595BAK7	1,000.00000000	0.00000000	3.70132144	0.00000000	0.00000000	0.00000000	0.00000000	3.70132144	1,000.00000000
E	12595BAM3	1,000.00000000	0.00000000	3.70132124	0.00000000	0.00000000	0.00000000	0.00000000	3.70132124	1,000.00000000
F	12595BAP6	1,000.00000000	0.00000000	3.70132169	0.00000000	0.00000000	0.00000000	0.00000000	3.70132169	1,000.00000000
NR	12595BAR2	1,000.00000000	0.00000000	1.61532981	2.08599175	39.46479506	0.00000000	0.00000000	1.61532981	1,000.00000000
Z	12595BAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12595BAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
85BD-A	12595BAX9	1,000.00000000	0.00000000	3.06412571	0.00000000	0.00000000	0.00000000	0.00000000	3.06412571	1,000.00000000
85BD-B	12595BBB6	1,000.00000000	0.00000000	3.06412515	0.00000000	0.00000000	0.00000000	0.00000000	3.06412515	1,000.00000000
85BD-C	12595BBD2	1,000.00000000	0.00000000	3.06412500	0.00000000	0.00000000	0.00000000	0.00000000	3.06412500	1,000.00000000

Notional Certificates
X-A	12595BAF8	714.73440842	0.00000000	0.65593447	0.00000000	0.00000000	0.00000000	0.00000000	0.65593447	713.93837028
X-B	12595BAG6	1,000.00000000	0.00000000	0.30305284	0.00000000	0.00000000	0.00000000	0.00000000	0.30305284	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	04/01/22 - 04/30/22	30	0.00	80,834.42	0.00	80,834.42	0.00	0.00	0.00	80,834.42	0.00
A-3	04/01/22 - 04/30/22	30	0.00	359,098.26	0.00	359,098.26	0.00	0.00	0.00	359,098.26	0.00
A-4	04/01/22 - 04/30/22	30	0.00	603,498.57	0.00	603,498.57	0.00	0.00	0.00	603,498.57	0.00
X-A	04/01/22 - 04/30/22	30	0.00	427,593.84	0.00	427,593.84	0.00	0.00	0.00	427,593.84	0.00
X-B	04/01/22 - 04/30/22	30	0.00	23,657.82	0.00	23,657.82	0.00	0.00	0.00	23,657.82	0.00
A-S	04/01/22 - 04/30/22	30	0.00	253,511.77	0.00	253,511.77	0.00	0.00	0.00	253,511.77	0.00
B	04/01/22 - 04/30/22	30	0.00	145,632.85	0.00	145,632.85	0.00	0.00	0.00	145,632.85	0.00
C	04/01/22 - 04/30/22	30	0.00	119,652.99	0.00	119,652.99	0.00	0.00	0.00	119,652.99	0.00
D	04/01/22 - 04/30/22	30	0.00	120,078.27	0.00	120,078.27	0.00	0.00	0.00	120,078.27	0.00
E	04/01/22 - 04/30/22	30	0.00	67,541.71	0.00	67,541.71	0.00	0.00	0.00	67,541.71	0.00
F	04/01/22 - 04/30/22	30	0.00	26,268.28	0.00	26,268.28	0.00	0.00	0.00	26,268.28	0.00
NR	04/01/22 - 04/30/22	30	868,405.73	86,309.50	0.00	86,309.50	48,642.33	0.00	0.00	37,667.17	920,262.31
85BD-A	04/01/22 - 04/30/22	30	0.00	21,448.88	0.00	21,448.88	0.00	0.00	0.00	21,448.88	0.00
85BD-B	04/01/22 - 04/30/22	30	0.00	101,116.13	0.00	101,116.13	0.00	0.00	0.00	101,116.13	0.00
85BD-C	04/01/22 - 04/30/22	30	0.00	98,052.00	0.00	98,052.00	0.00	0.00	0.00	98,052.00	0.00
Totals			868,405.73	2,534,295.29	0.00	2,534,295.29	48,642.33	0.00	0.00	2,485,652.96	920,262.31

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-1 (Cert)	12595BAA9	N/A	17,863,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-1 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Cert)	12595BAB7	N/A	163,585,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB (Cert)	12595BAE1	3.185740%	30,449,000.00	30,448,592.26	483,124.36	80,834.42	0.00	0.00	563,958.78	29,965,467.90
A-SB (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (Cert)	12595BAC5	3.126580%	142,336,000.00	137,824,047.57	35,800.96	359,098.26	0.00	0.00	394,899.22	137,788,246.61
A-3 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Cert)	12595BAD3	3.391950%	213,505,000.00	213,505,000.00	0.00	603,498.57	0.00	0.00	603,498.57	213,505,000.00
A-4 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A (Cert)	12595BAF8	1.101278%	651,885,000.00	465,924,639.83	0.00	427,593.84	0.00	0.00	427,593.84	465,405,714.51
X-A (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B (Cert)	12595BAG6	0.363663%	78,065,000.00	78,065,000.00	0.00	23,657.82	0.00	0.00	23,657.82	78,065,000.00
X-B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Cert)	12595BBF7	3.615270%	84,147,000.00	84,147,000.00	0.00	253,511.77	0.00	0.00	253,511.77	84,147,000.00
A-S (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12595BAH4	3.917670%	44,608,000.00	44,608,000.00	0.00	145,632.85	0.00	0.00	145,632.85	44,608,000.00
B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12595BAJ0	4.291586%	33,457,000.00	33,457,000.00	0.00	119,652.99	0.00	0.00	119,652.99	33,457,000.00
C (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D (Cert)	12595BAK7	4.441586%	32,442,000.00	32,442,000.00	0.00	120,078.27	0.00	0.00	120,078.27	32,442,000.00
D (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E (Cert)	12595BAM3	4.441586%	18,248,000.00	18,248,000.00	0.00	67,541.71	0.00	0.00	67,541.71	18,248,000.00
E (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F (Cert)	12595BAP6	4.441586%	7,097,000.00	7,097,000.00	0.00	26,268.28	0.00	0.00	26,268.28	7,097,000.00
F (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
NR (Cert)	12595BAR2	4.441586%	23,318,563.00	23,318,563.00	0.00	37,667.17	0.00	0.00	37,667.17	23,318,563.00
NR (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
85BD-A (Cert)	12595BAX9	3.676950%	7,000,000.00	7,000,000.00	0.00	21,448.88	0.00	0.00	21,448.88	7,000,000.00
85BD-A (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
85BD-B (Cert)	12595BBB6	3.676950%	33,000,000.00	33,000,000.00	0.00	101,116.13	0.00	0.00	101,116.13	33,000,000.00
85BD-B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
85BD-C (Cert)	12595BBD2	3.676950%	32,000,000.00	32,000,000.00	0.00	98,052.00	0.00	0.00	98,052.00	32,000,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
85BD-C (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			1,613,005,563.00	1,241,084,842.66	518,925.32	2,485,652.96	0.00	0.00	3,004,578.28	1,240,046,992.02
								Exchangeable Certificate Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A	12595BBQ3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	12595BBR1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	12595BBS9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	12595BBU4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-85A	12595BBG5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-85B	12595BBJ9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-85C	12595BBL4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2	12595BBW0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-85	12595BBN0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 31

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V1-A	12595BBQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-B	12595BBR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-D	12595BBS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-E	12595BBU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-85A	12595BBG5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-85B	12595BBJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-85C	12595BBL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2	12595BBW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2-85	12595BBN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 8 of 31

	Additional Information
Total Available Distribution Amount (1)	3,004,578.28
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 9 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,544,027.74	Master Servicing Fee	2,976.75
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,549.00
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	290.46
ARD Interest	0.00	Operating Advisor Fee	1,371.01
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	255.25
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Interest Reserve Withdrawal (Non-Pooled)	0.00	Total Fees	9,732.47
Total Interest Collected	2,544,027.74

Principal		Expenses/Reimbursements
Scheduled Principal	464,196.71	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	9,771.85
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,389.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,743.25
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	54,728.61	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	21,737.90
Total Principal Collected	518,925.32	Total Expenses/Reimbursements	48,642.33

		Interest Reserve Deposit	0.00
		Interest Reserve Deposit (Non-Pooled)	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,485,652.96
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	518,925.32
		Prepayment Penalties / Yield Maintenance	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,004,578.28
Total Funds Collected	3,062,953.06	Total Funds Distributed	3,062,953.08

© 2021 Computershare. All rights reserved. Confidential.			Page 10 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	625,095,203.32	625,095,203.32	Beginning Certificate Balance	697,095,202.83
(-) Scheduled Principal Collections	464,196.71	464,196.71	(-) Principal Distributions	518,925.32
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	54,728.61	54,728.61	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	624,576,278.00	624,576,278.00	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	625,823,156.77	625,823,156.77	Ending Certificate Balance	696,576,277.51
Ending Actual Collateral Balance	625,335,987.35	625,335,987.35

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.49)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.49)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	12,711,856.03	2.04%	57	5.3563	NAP	Defeased	2	12,711,856.03	2.04%	57	5.3563	NAP
	9,999,999 or less	4	24,039,609.31	3.85%	59	5.0398	1.274258	Unknown	2	35,910,809.91	5.75%	61	3.9785	NAP
10,000,000 to 14,999,999		6	72,567,484.37	11.62%	59	4.9458	1.760106	1.4999 or less	15	302,139,141.19	48.38%	59	4.8188	1.080297
15,000,000 to 19,999,999		8	130,967,931.50	20.97%	61	4.9831	1.314914	1.5000 to 1.7499	2	31,318,178.72	5.01%	60	4.9900	1.605811
20,000,000 to 34,999,999		6	156,393,172.71	25.04%	59	4.3304	1.475882	1.7500 to 1.9999	4	46,079,685.76	7.38%	59	4.9073	1.858085
35,000,000 to 49,999,999		2	77,896,224.08	12.47%	57	4.7995	0.500958	2.0000 to 2.9999	4	171,416,606.39	27.45%	61	3.7219	2.503807
	50,000,000 or greater	2	150,000,000.00	24.02%	61	3.5495	2.533760	3.0000 or greater	1	25,000,000.00	4.00%	57	3.8800	3.558800
	Totals	30	624,576,278.00	100.00%	60	4.4579	1.603323	Totals	30	624,576,278.00	100.00%	60	4.4579	1.603323
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	12,711,856.03	2.04%	57	5.3563	NAP
							Defeased	3	12,711,856.03	2.04%	57	5.3563	NAP
California	1	31,750,000.00	5.08%	61	4.4500	1.234600
							Industrial	2	30,094,155.53	4.82%	59	5.6654	1.398172
Connecticut	1	12,832,303.09	2.05%	60	4.7800	1.808600
							Lodging	2	55,553,027.03	8.89%	59	5.0082	0.255381
Florida	2	11,936,508.54	1.91%	60	4.9000	1.683200
							Mixed Use	3	45,761,547.85	7.33%	56	4.6872	1.160264
Georgia	4	24,625,497.05	3.94%	59	5.2102	1.743273
							Multi-Family	20	94,396,841.32	15.11%	61	4.5183	1.460791
Indiana	2	2,209,353.92	0.35%	61	5.0100	1.381700
							Office	9	247,947,016.12	39.70%	60	3.9672	2.280440
Kansas	1	31,008,329.51	4.96%	60	4.8000	1.395300
							Other	1	25,000,000.00	4.00%	57	3.8800	3.558800
Kentucky	2	2,027,168.98	0.32%	61	5.0100	1.381700
							Retail	11	113,111,835.06	18.11%	60	4.8258	1.451119
Louisiana	2	9,260,494.06	1.48%	59	5.0618	1.459567
							Totals	51	624,576,278.00	100.00%	60	4.4579	1.603323
Maryland	1	10,626,583.54	1.70%	61	5.0300	2.324500

Massachusetts	1	3,724,868.19	0.60%	60	4.9000	1.683200

Michigan	2	2,805,069.77	0.45%	61	5.0100	1.381700

Missouri	1	2,816,755.32	0.45%	59	5.0500	1.918700

Nevada	2	28,129,132.07	4.50%	59	5.1729	1.601319

New Jersey	1	14,875,000.00	2.38%	60	4.3430	1.269300

New York	8	268,749,999.99	43.03%	60	3.7779	2.286940

Ohio	11	36,442,769.35	5.83%	59	5.1200	1.381936

Oregon	1	39,896,224.08	6.39%	58	4.9800	(0.244200)

Pennsylvania	2	47,478,422.77	7.60%	60	4.8186	1.790126

Utah	1	8,829,115.25	1.41%	59	5.0100	0.645600

Virginia	1	18,707,582.77	3.00%	61	5.9000	1.155300

Wyoming	1	3,133,244.68	0.50%	59	5.0500	1.918700

Totals	51	624,576,278.00	100.00%	60	4.4579	1.603323

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	12,711,856.03	2.04%	57	5.3563	NAP	Defeased	2	12,711,856.03	2.04%	57	5.3563	NAP
	3.9999% or less	5	215,000,000.00	34.42%	60	3.5911	2.273693	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	3	62,375,000.00	9.99%	61	4.3917	1.287392	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	9	184,612,119.17	29.56%	59	4.7889	1.048678	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.4999%	9	119,112,717.90	19.07%	59	5.1084	1.511807	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5000% or greater	2	30,764,584.90	4.93%	60	5.7746	1.224002	49 months or greater	28	611,864,421.97	97.96%	60	4.4393	1.602439
	Totals	30	624,576,278.00	100.00%	60	4.4579	1.603323	Totals	30	624,576,278.00	100.00%	60	4.4579	1.603323
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	12,711,856.03	2.04%	57	5.3563	NAP	Defeased	2	12,711,856.03	2.04%	57	5.3563	NAP
	60 months or less	17	311,400,658.47	49.86%	58	4.7277	1.330799	Interest Only	9	306,450,000.00	49.07%	60	3.8722	1.991992
	61 months or greater	11	300,463,763.50	48.11%	61	4.1403	1.883966	300 months or less	19	305,414,421.97	48.90%	59	5.0083	1.211565
	Totals	30	624,576,278.00	100.00%	60	4.4579	1.603323	301 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	30	624,576,278.00	100.00%	60	4.4579	1.603323
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	12,711,856.03	2.04%	57	5.3563	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	20	438,025,585.03	70.13%	60	4.4445	1.977457
	13 months to 24 months	4	90,521,224.08	14.49%	59	4.4821	0.565280
	25 months or greater	2	47,406,802.95	7.59%	61	4.6581	1.331632
	Unknown	2	35,910,809.91	5.75%	61	3.9785	NAP
	Totals	30	624,576,278.00	100.00%	60	4.4579	1.603323
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 16 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	308011001	OF	New York	NY	Actual/360	3.413%	199,064.25	0.00	0.00	N/A	06/05/27	--	70,000,000.00	70,000,000.00	05/05/22
1A	308011101				Actual/360	3.413%	56,875.50	0.00	0.00	N/A	06/05/27	--	20,000,000.00	20,000,000.00	05/05/22
2	307771005	OF	New York	NY	Actual/360	3.669%	244,626.67	0.00	0.00	N/A	06/01/27	--	80,000,000.00	80,000,000.00	05/01/22
5	308011005	LO	Portland	OR	Actual/360	4.980%	166,018.80	108,305.81	54,728.61	N/A	03/06/27	--	40,004,529.89	39,896,224.08	05/06/22
7	307591122	Various New York		NY	Actual/360	4.610%	145,983.33	0.00	0.00	N/A	12/05/26	--	38,000,000.00	38,000,000.00	05/05/22
8	307331011	OF	Allentown	PA	Actual/360	4.690%	62,285.51	25,780.77	0.00	N/A	05/06/27	--	15,936,590.68	15,910,809.91	05/06/22
8A	307331012				Actual/360	4.690%	62,285.51	25,780.77	0.00	N/A	05/06/27	--	15,936,590.68	15,910,809.91	05/06/22
9	307331009	RT	Olathe	KS	Actual/360	4.800%	124,218.51	46,297.73	0.00	N/A	05/06/27	--	31,054,627.24	31,008,329.51	05/06/22
10	333100013	MF	Los Angeles	CA	Actual/360	4.450%	117,739.58	0.00	0.00	N/A	06/05/27	--	31,750,000.00	31,750,000.00	05/05/22
11	307331001	OF	Dublin	OH	Actual/360	5.150%	123,066.05	40,741.82	0.00	N/A	03/06/27	--	28,675,585.02	28,634,843.20	05/06/22
12	308011012	98	New York	NY	Actual/360	3.880%	80,833.33	0.00	0.00	02/06/27	02/06/32	--	25,000,000.00	25,000,000.00	05/06/22
13	308011013	MF	Astoria	NY	Actual/360	3.720%	62,000.00	0.00	0.00	N/A	05/05/27	--	20,000,000.00	20,000,000.00	04/05/22
14	307331021	IN	Alexandria	VA	Actual/360	5.900%	92,109.33	26,517.97	0.00	N/A	06/06/27	--	18,734,100.74	18,707,582.77	05/06/22
15	307331016	RT	Las Vegas	NV	Actual/360	5.100%	71,270.64	27,003.27	0.00	N/A	06/06/27	--	16,769,562.58	16,742,559.31	05/06/22
16	307331017	MF	Various	Various	Actual/360	5.010%	69,535.43	27,202.50	0.00	N/A	06/06/27	--	16,655,193.38	16,627,990.88	05/06/22
17	308011017	LO	Fort Washington	PA	Actual/360	5.080%	66,414.90	31,755.90	0.00	N/A	06/06/27	--	15,688,558.85	15,656,802.95	03/06/20
18	308011018	RT	Various	Various	Actual/360	4.900%	64,044.51	22,994.67	0.00	N/A	05/06/27	--	15,684,370.44	15,661,375.77	05/06/22
19	308011019	RT	Port Chester	NY	Actual/360	4.320%	56,700.00	0.00	0.00	N/A	06/05/27	--	15,750,000.00	15,750,000.00	02/05/22
20	308011020	RT	Livingston	NJ	Actual/360	4.343%	53,835.10	0.00	0.00	N/A	05/05/27	--	14,875,000.00	14,875,000.00	05/05/22
21	333100010	OF	Shelton	CT	Actual/360	4.780%	51,187.30	18,066.08	0.00	N/A	05/05/27	--	12,850,369.17	12,832,303.09	05/05/22
22	308011022	RT	Moultrie	GA	Actual/360	5.580%	56,150.23	18,316.19	0.00	N/A	03/06/27	--	12,075,318.32	12,057,002.13	05/06/22
23	308011023	IN	Las Vegas	NV	Actual/360	5.280%	50,181.81	18,383.52	0.00	N/A	01/06/27	--	11,404,956.28	11,386,572.76	05/06/22
24	307331003	MF	Chamblee	GA	Actual/360	4.830%	43,503.73	18,357.70	0.00	N/A	04/06/27	--	10,808,380.55	10,790,022.85	05/06/22
25	333100014	MF	Baltimore	MD	Actual/360	5.030%	44,615.74	17,329.77	0.00	N/A	06/05/27	--	10,643,913.31	10,626,583.54	05/05/22
26	308011026	MU	Salt Lake City	UT	Actual/360	5.010%	36,914.99	12,797.56	0.00	N/A	04/01/27	--	8,841,912.81	8,829,115.25	05/01/22
27	308011027	MF	Austin	TX	Actual/360	4.850%	26,640.12	9,111.00	0.00	N/A	03/01/27	--	6,591,369.51	6,582,258.51	05/01/22
28	308011028	OF	Sun City	AZ	Actual/360	5.900%	30,181.27	8,965.74	0.00	N/A	01/06/27	--	6,138,563.26	6,129,597.52	05/06/22
30	307331002	RT	Various	Various	Actual/360	5.050%	25,039.58	0.00	0.00	N/A	04/06/27	--	5,950,000.00	5,950,000.00	05/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
31	308011031	OF	Shreveport	LA	Actual/360	5.350%	20,801.02	7,398.87	0.00	N/A	02/06/27	--	4,665,648.88	4,658,250.01	05/06/22
32	307331023	MF	Bridge City	LA	Actual/360	4.770%	18,325.00	7,817.68	0.00	N/A	06/06/27	--	4,610,061.73	4,602,244.05	05/06/22
Totals							2,322,447.74	518,925.32	54,728.61				625,095,203.32	624,576,278.00
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,918,702.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	98,652,292.70	25,081,789.66	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	(144,264.00)	01/01/21	03/31/21	--	0.00	257,435.49	0.00	0.00	0.00	0.00
7	3,893,640.03	2,678,510.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,683,842.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,792,796.00	765,172.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,015,074.00	459,410.00	01/01/20	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,099,567.90	1,203,623.80	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,500,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	840,572.00	01/01/20	06/30/20	02/11/22	0.00	0.00	61,916.66	61,916.66	0.00	0.00
14	3,202,587.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,754,498.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	5,481,497.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,791,936.00	0.00	--	--	11/12/21	2,310,585.96	203,779.37	88,182.71	2,356,017.34	340,054.90	0.00
18	0.00	1,385,699.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	982,261.00	0.00	--	--	02/11/22	0.00	0.00	56,482.91	168,015.31	0.00	0.00
20	1,140,126.00	451,991.00	01/01/20	06/30/20	02/11/22	0.00	148,324.19	0.00	0.00	0.00	0.00
21	1,152,285.96	379,902.23	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,316,808.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,585,950.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,626,625.00	430,792.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	3,346,049.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	420,793.87	135,981.46	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	589,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	477,433.40	133,608.45	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	457,916.75	249,334.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	166,881,686.77	34,052,124.27				2,310,585.96	609,539.05	206,582.28	2,585,949.31	340,054.90	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/22	0	0.00	1	15,750,000.00	1	15,656,802.95	1	20,000,000.00	0	0.00	1	14,875,000.00	0	0.00	0	0.00	4.457934%	4.382548%	60
04/18/22	1	15,750,000.00	0	0.00	1	15,688,558.85	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.458421%	4.367070%	61
03/17/22	0	0.00	0	0.00	2	30,592,972.25	1	20,000,000.00	0	0.00	1	14,875,000.00	0	0.00	0	0.00	4.458507%	4.367279%	62
02/17/22	0	0.00	0	0.00	4	85,627,916.05	1	20,000,000.00	0	0.00	0	0.00	0	0.00	1	54,000,000.00	4.458613%	4.367548%	63
01/18/22	0	0.00	1	15,750,000.00	3	69,958,109.03	1	20,000,000.00	0	0.00	1	39,300,082.55	0	0.00	0	0.00	4.491950%	4.410371%	56
12/17/21	1	15,750,000.00	0	0.00	3	70,037,957.09	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.492273%	4.410703%	57
11/18/21	0	0.00	1	14,875,000.00	2	55,250,115.65	1	20,000,000.00	0	0.00	0	0.00	0	0.00	1	5,461,315.01	4.492629%	4.411069%	58
10/18/21	1	14,875,000.00	0	0.00	4	76,554,671.24	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.498669%	4.443321%	59
09/17/21	0	0.00	1	15,750,000.00	4	75,780,981.94	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.499030%	4.443671%	60
08/17/21	1	15,750,000.00	0	0.00	4	75,873,380.02	1	20,000,000.00	0	0.00	0	0.00	0	0.00	1	70,350,000.00	4.499354%	4.443985%	61
07/16/21	0	0.00	1	5,518,168.11	3	70,447,209.80	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.475755%	4.423713%	57
06/17/21	2	25,532,826.26	0	0.00	4	86,282,664.79	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.476093%	4.418698%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	308011013	04/05/22	0	B	61,916.66	61,916.66	8,147.07	20,000,000.00	11/19/18	13		10/01/18
17	308011017	03/06/20	25	6	88,182.71	2,356,017.34	612,270.14	16,416,512.30	07/29/20	2
19	308011019	02/05/22	2	2	56,482.91	168,015.31	115,682.85	15,750,000.00	08/24/20	98
Totals					206,582.28	2,585,949.31	736,100.06	52,166,512.30
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		299,112,515	279,112,515	0		20,000,000
> 60 Months		325,463,764	294,056,961	31,406,803		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-22	624,576,278	593,169,475	0	15,750,000	15,656,803	0
Apr-22	625,095,203	593,656,644	15,750,000	0	15,688,559	0
Mar-22	625,143,996	594,551,024	0	0	30,592,972	0
Feb-22	625,193,076	539,565,160	0	0	85,627,916	0
Jan-22	717,843,741	632,135,632	0	15,750,000	69,958,109	0
Dec-21	718,261,163	632,473,206	15,750,000	0	70,037,957	0
Nov-21	718,719,448	648,594,332	0	14,875,000	55,250,116	0
Oct-21	724,608,505	633,178,834	14,875,000	0	76,554,671	0
Sep-21	725,077,981	633,546,999	0	15,750,000	75,780,982	0
Aug-21	725,501,835	633,878,455	15,750,000	0	75,873,380	0
Jul-21	796,273,852	720,308,474	0	5,518,168	70,447,210	0
Jun-21	796,737,811	684,922,320	25,532,826	0	86,282,665	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	307771005	80,000,000.00	80,000,000.00	2,210,000,000.00	04/01/17	23,646,029.66	2.35400	03/31/22	06/01/27	I/O
5	308011005	39,896,224.08	39,896,224.08	50,700,000.00	10/14/21	(160,878.00)	(0.24420)	03/31/21	03/06/27	300
13	308011013	20,000,000.00	20,000,000.00	211,600,000.00	01/20/22	840,572.00	0.99050	06/30/20	05/05/27	I/O
17	308011017	15,656,802.95	16,416,512.30	17,100,000.00	09/16/21	1,554,309.00	1.52840	12/31/19	06/06/27	240
19	308011019	15,750,000.00	15,750,000.00	22,000,000.00	11/04/21	973,331.00	1.41090	12/31/20	06/05/27	I/O
20	308011020	14,875,000.00	14,875,000.00	21,800,000.00	11/17/21	414,586.00	1.26930	06/30/20	05/05/27	300
Totals		186,178,027.03	186,937,736.38	2,533,200,000.00		27,267,949.66

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	307771005	OF	NY	11/12/21	3

Loan transferred to Special on 11/1/21 due to the Borrower's bankruptcy filing on 10/31/21. The Brwr's BK filing was simultaneous with 8 other related entities, all of which are controlled by HNA of China. The $1,200.0MM 1st mortgage is secured by the fee interest of 245 Park, Class A, 45-story, 1,779,515 SF, building located at 245 Park Ave. in Manhattan. The $1,200.0MM 1st mgt. loan consists of a $500MM 245 Park Trust Loan and Companion Loans that total $700MM.

The BK court has approved a change in the property manager which took place in February. Brwr filed a 12/31/20 app. in BK court with a a value of $2.05 billion. The Brwr and Lender have agreed to a final cash collateral order which requires the Brwr to make the monthly debt service & reserve payments, as required in the loan documents.The CCO also requires the Brwr to pay all of the Lenders collection cost, legal fees, and any monthly servicer fees, as they accrue, so that there should be no advances by the Trust. The Brwr has not yet filed any BK plan, disclosure statement, or any of their BK schedules but has indicated they plan to seek an extension of the period of exclusivity.

5	308011005	LO	OR	07/08/20	8
	Special Servicer comments are not available for this cycle.

13	308011013	MF	NY	11/19/18	13

The loan was originally due for the Aug 2018 payment. In addition to the payment default, there are multiple lawsuits against the Borrower and Property Manager alleging fraud, misapplication of proceeds, failure to remediate life/safety issues.

The lawsui ts were filed by shareholders of the Coop. Lender filed foreclosure and a receiver has been appointed. Lender and Borrower executed a settlement agreement. Loan is now current and will remain in rehab until Special Servicer can determine Borrower is prope rly complying with forbearance terms and conditions. Addendum to forbearance was finalized. Loan is in rehab period and current on payments. File is being returned to the master servicer.

17	308011017	LO	PA	07/29/20	2

Loan initially became SS for delinquent payments on 7/29/2020. Subject is a 146-unit, select-service, Hilton Garden Inn in Fort Washington, PA. Hotel recently underwent a $2MM PIP, completed in 2020. The Property was severely damaged from a hurricane in September 2021 and is currently closed. Lender has obtained the summary judgement and will be able to schedule a foreclosure sale in the next 30 days. The receiver is in place and continues to work with the insurance

	company.

19	308011019	RT	NY	08/24/20	98

The loan is secured by a retail property in Port Chester, NY. The performance declined when LA Fitness became delinquent on their rent. Performance has since improved and Borrower wishes to discuss a reinstatement. Lender will dual track

	foreclosure with workout discussions.

20	308011020	RT	NJ	08/28/20	8

Loan originally transferred to Midland as Special Servicer on 7/28/20 due to Delinquent Payments as Borrower failed to make the payment due for May 2020. Notice of Default was sent on 7/9/20. Loan was accelerated on 12/11/20. Subject is a

65,422 NRSF unan chored retail property built in 2006 located in Livingston, NJ. The property is part of a larger mixed-use development that also includes a residential component consisting of 80 condominium units (not part of the collateral).

Local counsel wasretained to file for foreclosure and/or receivership. Foreclosure complaint was filed on 1/6/21 and the motion for summary judgment was filed on 12/23/21. Lender conditionally approved a loan reinstatement with Borrower and

	the transaction closed inFebruary 2022.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	308011004	54,000,000.00	5.66000%	54,000,000.00	5.66000%	10	11/12/20	09/04/20	12/11/20
4	308011004	0.00	5.66000%	0.00	5.66000%	10	12/11/20	09/04/20	11/12/20
5	308011005	0.00	4.98000%	0.00	4.98000%	9	12/29/21	12/29/21	--
5	308011005	0.00	4.98000%	0.00	4.98000%	9	04/06/20	12/29/21	03/11/22
20	308011020	0.00	4.34300%	0.00	4.34300%	8	02/28/22	02/28/22	--
Totals		54,000,000.00		54,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 31

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	3,889.33	0.00	2,743.25	0.00	0.00	0.00	0.00	0.00	21,737.90	0.00
17	0.00	0.00	3,500.00	0.00	0.00	9,771.85	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	14,389.33	0.00	2,743.25	9,771.85	0.00	0.00	0.00	0.00	21,737.90	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		48,642.33

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31